Issuance of ordinary shares and warrants (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended						0 Months Ended
	Aug. 14, 2013 USD ($)	Aug. 14, 2013 CNY	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Series A-1 Warrant	Nov. 30, 2013 Series A-1 Warrant CNY	Dec. 31, 2014 Series A-2 Warrant	Feb. 28, 2014 Series A-2 Warrant CNY	Dec. 31, 2014 Series A-3 Warrant	May 31, 2014 Series A-3 Warrant CNY	Dec. 31, 2014 Series B Warrant	Aug. 14, 2013 Ordinary shares.	Aug. 14, 2013 Ordinary shares. USD ($)	Dec. 31, 2014 Ordinary shares. Series A-1 Warrant USD ($)	Dec. 31, 2014 Ordinary shares. Series A-2 Warrant USD ($)	Dec. 31, 2014 Ordinary shares. Series A-3 Warrant USD ($)	Dec. 31, 2014 Ordinary shares. Series B Warrant USD ($)	Aug. 14, 2013 ADS	Aug. 13, 2013 ADS	Aug. 14, 2013 ADS USD ($)	Aug. 13, 2013 ADS USD ($)	Dec. 31, 2014 ADS Series A-1 Warrant USD ($)	Nov. 30, 2013 ADS Series A-1 Warrant USD ($)	Dec. 31, 2014 ADS Series A-2 Warrant USD ($)	Feb. 28, 2014 ADS Series A-2 Warrant USD ($)	Dec. 31, 2014 ADS Series A-3 Warrant USD ($)	May 31, 2014 ADS Series A-3 Warrant USD ($)	Dec. 31, 2014 ADS Series B Warrant USD ($)
Issuance of ordinary shares and warrants
Value of shares issued	$ 24,000	147,998		9
Number of shares issued														15,228,425	15,228,425					3,045,685		3,045,685
Par value (in dollars per share)					$ 0.0001	$ 0.0001									$ 0.0001
Issue price (in dollars per share)																						$ 7.88
Offering price as a percentage of volume-weighted average price of ADSs																					94.00%
Share price (in dollars per share)																							$ 8.383
Proceeds from issuance of offering		128,529		128,529
Warrants issued (in shares)																12,724,164	12,724,164	12,724,164	50,896,656					2,544,833		2,544,833		2,544,833		10,179,332
Exercisable period							3 months		6 months		9 months
Initial exercise price (in dollars per share)																$ 1.886	$ 1.886	$ 1.886	$ 2.18					$ 9.43		$ 9.43		$ 9.43		$ 10.90
Exercisable period after the one-year anniversary													1 day
Expiration period													2 years
Fair value of warrants			172,916					35,693		2,797		3,530
Fair value of warrants in excess of net proceeds of equity offering			44,396	44,396
Loss recognized based on a subsequent change in fair value of the warrants			74,014	51,074
Exercise price (in dollars per share)																									$ 9.43		$ 9.43		$ 9.43